Condensed consolidated statements of changes in equity (unaudited) - USD ($) $ in Millions	Total	Equity (deficit) attributable to owners of the Company	Share capital	Share premium	Accumulated losses	Other reserve	Share-based payment reserve	Foreign currency translation reserve	Non- controlling interests
Beginning balance at Dec. 31, 2024	$ 6,351	$ 6,399		$ 23,549	$ (17,347)	$ (119)	$ 392	$ (76)	$ (48)
Total comprehensive income for the period
Profit for the period	30	59			59				(29)
Other comprehensive income
Exchange differences on translation of foreign operations	91	78						78	13
Investments and put liabilities at FVOCI – net change in fair value	(2)	(1)				(1)			(1)
Other comprehensive income for the period, net of tax	89	77	$ 0	0		(1)	0	78	12
Total comprehensive income for the period	119	136	0	0	59	(1)	0	78	(17)
Contributions by owners
Acquisition of a subsidiary	(9)	(16)				(16)			7
Share options exercised/restricted stock units vested	6	4		237			(233)		2
Share-based payment	143	143					143
Repurchase and retirement of ordinary shares (including treasury shares)	(274)	(274)			(274)
Total contributions by owners	(134)	(143)		237	(274)	(16)	(90)	0	9
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	25	(30)			(30)				55
Total changes in ownership interests in subsidiaries	25	(30)	0	0	(30)	0	0	0	55
Total transactions with owners	(109)	(173)		237	(304)	(16)	(90)	0	64
Ending balance at Jun. 30, 2025	6,361	6,362		23,786	(17,592)	(136)	302	2	(1)
Beginning balance at Dec. 31, 2025	6,757	6,728		23,861	(17,470)	(34)	350	21	29
Total comprehensive income for the period
Profit for the period	355	389			389				(34)
Other comprehensive income
Exchange differences on translation of foreign operations	(58)	(58)						(58)
Investments and put liabilities at FVOCI – net change in fair value	3	1			(2)	3			2
Other comprehensive income for the period, net of tax	(55)	(57)	0	0	(2)	3	0	(58)	2
Total comprehensive income for the period	300	332	0	0	387	3	0	(58)	(32)
Contributions by owners
Acquisition of a subsidiary	257								257
Share options exercised/restricted stock units vested	3	1		195			(194)		2
Share-based payment	143	143					143
Repurchase and retirement of ordinary shares (including treasury shares)	(400)	(400)			(191)	(209)
Total contributions by owners	3	(256)		195	(191)	(209)	(51)	0	259
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	143	(38)			(38)				181
Total changes in ownership interests in subsidiaries	143	(38)	$ 0	0	(38)	0	0	0	181
Total transactions with owners	146	(294)		195	(229)	(209)	(51)	0	440
Ending balance at Jun. 30, 2026	$ 7,203	$ 6,766		$ 24,056	$ (17,312)	$ (240)	$ 299	$ (37)	$ 437